EQUITY	12 Months Ended
Dec. 31, 2023
Equity
EQUITY

NOTE 17: EQUITY

a.	Composition of share capital:

	December 31, 2023		December 31, 2022

	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	120,000,000	33,242,189	120,000,000	33,053,323

b.	Movement in share capital:

Issued and outstanding capital:

	Number of shares	NIS par value
Balance as of January 1, 2023	33,053,323	1,322,133
Vesting of restricted shares	188,866	7,554

Balance of December 31,2023	33,242,189	1,329,687

c.	Rights attached to shares:

Ordinary shares confer their holders’ rights to receive dividends in cash and in Company’s shares, right to nominate the Company’s directors and rights to participate in distribution of dividends upon liquidation in proportion to their holdings. Also, Ordinary shareholders have one vote at the shareholders’ meeting such that each share confers one vote to its holder.

d.      Capital management in the Company:

The Company’s capital management objectives are to preserve the Group’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

The Company is not under any minimal equity requirements, nor is it required to attain a certain level of capital return.